Ordinary shares	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Ordinary shares
11.	Ordinary shares

The authorized share capital of the Company is US$50 divided into 5,000,000,000 Ordinary Shares (retrospectively adjusted as 125,000,000 Class A ordinary shares after the Stock Consolidation and dual-class changes*) of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation*) par value per share. On August 15, 2022 and November 15, 2022, the Company issued an aggregate of 39,031,650 Ordinary Shares (retrospectively adjusted as 975,791 Class A ordinary shares after the Stock Consolidation and dual-class changes*) at a price of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation*) per share, with total consideration of US$0.4 thousand, pro-rata to the shareholders of the Company as of such date.

On May 29, 2023, the Company’s board of directors approved to effect a one-for-two stock split of its ordinary shares (the “Stock Split”). As a result of the Stock Split, each ordinary share of US$0.00001 (retrospectively adjusted as US$0.0004 after the Stock Consolidation*) was automatically split to two issued and outstanding Class A ordinary shares with par value of US$0.000005 (retrospectively adjusted as US$0.0002 after the Stock Consolidation*) each without any action on the part of the shareholder. All historical share numbers and per share amounts have been retrospectively restated to reflect such Stock Split for all periods presented.

On March 7, 2024, the Company consummated its offering of 37,500* Class A ordinary shares at a purchase price of US$160.00 per share, generating total gross proceeds of US$6,000.

During October 29, 2024 and November 7, 2024, the Company repurchased 2,406* of its Class A ordinary shares from the market, which was recognized as treasury stock as of December 31, 2024 and 2025 and mainly for the incentive plan.

On June 23, 2025, the Company completed a public offering of 803,750* Class A ordinary shares at a purchase price of US$8.00 per share for total gross proceeds of US$6,430.

On October 13, 2025, the Company’s board of directors approved to effect a forty-for-one share consolidation for its issued and outstanding ordinary shares. The Company also adopts and effects the dual-class shares structure, which changed from 250,000,000 consolidated shares of a par value of US$0.0002 each to 235,000,000 Class A ordinary shares of a par value of US$0.0002 each and 15,000,000 Class B ordinary shares of a par value of US$0.0002 each. All historical share numbers and per share amounts have been retrospectively restated to reflect such consolidation-adjusted basis with the adoption of dual-class share structure for all periods presented.

As of December 31, 2024, 1,989,083* Class A ordinary shares were issued and 1,986,677* Class A ordinary shares were outstanding, respectively. As of December 31, 2025, 2,792,810* Class A ordinary shares were issued and 2,790,404* Class A ordinary shares were outstanding, respectively.

*The Stock Consolidated was a forty-for-one share consolidation approved by the Company’s board of directors on October 13, 2025. All the share and per-share information has been retrospectively adjusted to reflect this change as well as the dual-class share strucutre for all periods presented.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)